Restructuring Actions and Exit Actitivites (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended	12 Months Ended
	Sep. 30, 2009 number	Jun. 30, 2009 number	Mar. 31, 2009 number	Dec. 31, 2008 number	Sep. 30, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring Actions and Exit Activities Information
Restructuring and Related Cost, Positions Eliminated, Number	200	900	1200	2400
Restructuring Action Charge, Pre-tax	$ 26	$ 116	$ 67	$ 229	$ 68		$ 209	$ 229
Voluntary Early Retirement Benefits, Participants		700
Restructuring Reserve, Settled Without Cash							(53)	(43)
Cash payments, net of adjustments						(54)	(266)
Accrued liability						22	76
Industrial and Transportation | Employee-Related Items/Benefits and Other
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							84	33
Health Care | Employee-Related Items/Benefits and Other
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							20	37
Consumer and Office | Employee-Related Items/Benefits and Other
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							13	17
Safety, Security and Protection Services | Employee-Related Items/Benefits and Other
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							16	12
Display and Graphics | Employee-Related Items/Benefits and Other
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							9	15
Electro and Communications | Employee-Related Items/Benefits and Other
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							11	7
Employee-Related Items/Benefits and Other
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax	26	103	61	186			190	186
Adjustments to prior restructuring actions netted in period expense	7			10
Restructuring Reserve, Settled Without Cash							(34)
Cash payments, net of adjustments						(54)	(266)
Accrued liability						22	76
Employee-Related Items/Benefits and Other | United States | Corporate and Unallocated
Restructuring Actions and Exit Activities Information
Restructuring and Related Cost, Positions Eliminated, Percent		66.00%	43.00%	31.00%
Voluntary Early Retirement Benefits, Charge		21
Employee-Related Items/Benefits and Other | Corporate and Unallocated
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							37	65
Industrial and Transportation | Asset Impairments
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							5	7
Health Care | Asset Impairments
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax								14
Consumer and Office | Asset Impairments
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax								1
Display and Graphics | Asset Impairments
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							13	9
Asset Impairments
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax		13	6	43			19	43
Restructuring Reserve, Settled Without Cash							(19)	(43)
Asset Impairments | Corporate and Unallocated
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							1	12
Asia Pacific
Restructuring Actions and Exit Activities Information
Restructuring and Related Cost, Positions Eliminated, Percent		17.00%	5.00%	16.00%
Europe, Middle East, and Africa
Restructuring Actions and Exit Activities Information
Restructuring and Related Cost, Positions Eliminated, Percent		14.00%	16.00%	29.00%
Latin America and Canada
Restructuring Actions and Exit Activities Information
Restructuring and Related Cost, Positions Eliminated, Percent		3.00%	36.00%	24.00%
Cost of Sales
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax	25	68	17	84	38		110	84
Selling, General and Administrative Expenses
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax		44	47	135	17		91	135
Research, Development and Related Expenses
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax	1	4	3	10	3		8	10
Industrial and Transportation
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							89	40
Exit Activities Charge, Pre-tax								26
Health Care
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							20	51
Exit Activities Charge, Pre-tax								9
Consumer and Office
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							13	18
Safety, Security and Protection Services
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							16	12
Exit Activities Charge, Pre-tax								3
Display and Graphics
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							22	24
Exit Activities Charge, Pre-tax								18
Electro and Communications
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							11	7
Corporate and Unallocated
Restructuring Actions and Exit Activities Information
Restructuring Action Charge, Pre-tax							38	77
Exit Activities Charge, Pre-tax								$ 2